UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-05349

Goldman Sachs Trust

(Exact name of registrant as specified in charter)

71 South Wacker Drive, Chicago, Illinois	60606
(Address of principal executive offices)	(Zip code)

Caroline Kraus, Esq. Goldman, Sachs & Co. 200 West Street New York, New York 10282	Copies to: Geoffrey R.T. Kenyon, Esq. Dechert LLP One International Place, 40th Floor 100 Oliver Street Boston, MA 02110-2605

(Name and address of agent for service)

Registrant’s telephone number, including area code: (312) 655-4400

Date of fiscal year end: December 31

Date of reporting period: September 30, 2014

Item 1.	Schedule of Investments.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 98.0%
Automobiles & Components – 1.5%
541,400	Ford Motor Co.(a)	$ 8,007,306
273,800	General Motors Co.	8,745,172
900	Gentex Corp.	24,093
86,600	Johnson Controls, Inc.	3,810,400

		20,586,971

Banks – 6.1%
293,181	Bank of America Corp.	4,998,736
2,000	Bank of Hawaii Corp.	113,620
179,400	Citigroup, Inc.	9,296,508
801	East West Bancorp, Inc.	27,212
93,800	First Niagara Financial Group, Inc.	781,354
350,200	JPMorgan Chase & Co.(a)	21,096,048
1,053,300	New York Community Bancorp, Inc.(b)	16,715,871
100,301	U.S. Bancorp	4,195,559
476,600	Wells Fargo & Co.(a)	24,721,242

		81,946,150

Capital Goods – 8.1%
120,000	3M Co.	17,001,600
2,200	Allison Transmission Holdings, Inc.	62,678
38,800	Caterpillar, Inc.	3,842,364
3,700	Crane Co.	233,877
182,400	Eaton Corp. PLC	11,558,688
86,900	Emerson Electric Co.	5,438,202
2,600	Exelis, Inc.	43,004
15,700	Fortune Brands Home & Security, Inc.	645,427
1,241,850	General Electric Co.(a)	31,816,197
3,500	Graco, Inc.	255,430
45,300	Honeywell International, Inc.	4,218,336
3,200	IDEX Corp.	231,584
900	ITT Corp.	40,446
125,200	Lockheed Martin Corp.	22,884,056
1,000	Oshkosh Corp.	44,150
2,500	SPX Corp.	234,825
3,600	Terex Corp.	114,372
84,200	The Boeing Co.(a)	10,725,396
2,400	The Timken Co.	101,736
144	Vectrus, Inc.*	2,821
1,539	Veritiv Corp.*	77,042

		109,572,231

Commercial & Professional Services – 0.6%
493,700	R.R. Donnelley & Sons Co.	8,126,302

Consumer Durables & Apparel – 0.5%
68,300	Garmin Ltd.	3,550,917
110,200	Leggett & Platt, Inc.	3,848,184

		7,399,101

Consumer Services – 2.2%
78,400	Darden Restaurants, Inc.	4,034,464
53,700	Las Vegas Sands Corp.	3,340,677
96,600	McDonald’s Corp.	9,158,646
23,800	Royal Caribbean Cruises Ltd.	1,601,502
82,300	Six Flags Entertainment Corp.	2,830,297

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
59,900	Starwood Hotels & Resorts Worldwide, Inc.	$ 4,984,279
21,600	Wynn Resorts Ltd.	4,040,928

		29,990,793

Diversified Financials – 3.7%
47,800	Ameriprise Financial, Inc.(a)	5,897,564
23,000	Artisan Partners Asset Management, Inc. Class A	1,197,150
48,100	BlackRock, Inc.(a)	15,792,192
109,300	CME Group, Inc.	8,739,082
6,600	Eaton Vance Corp.	249,018
159,200	Federated Investors, Inc. Class B	4,674,112
149,300	Invesco Ltd.	5,894,364
1,000	LPL Financial Holdings, Inc.	46,050
125,200	Morgan Stanley	4,328,164
44,000	Santander Consumer USA Holdings, Inc.	783,640
23,000	TD Ameritrade Holding Corp.	767,510
43,900	Waddell & Reed Financial, Inc. Class A	2,269,191

		50,638,037

Energy – 9.7%
162,600	Chevron Corp.(b)	19,401,432
136,200	ConocoPhillips	10,422,024
120,400	CVR Energy, Inc.	5,385,492
200,900	Diamond Offshore Drilling, Inc.(a)	6,884,843
222,100	Ensco PLC Class A	9,174,951
220,100	Exxon Mobil Corp.(a)	20,700,405
33,100	Golar LNG Ltd.	2,197,840
28,500	HollyFrontier Corp.	1,244,880
284,500	Kinder Morgan, Inc.	10,907,730
67,200	Occidental Petroleum Corp.	6,461,280
44,900	PBF Energy, Inc. Class A	1,077,600
46,000	Phillips 66	3,740,260
375,100	Seadrill Ltd.	10,037,676
283,800	The Williams Companies, Inc.	15,708,330
181,100	Transocean Ltd.	5,789,767
45,700	Valero Energy Corp.	2,114,539

		131,249,049

Food & Staples Retailing – 0.9%
112,900	Walgreen Co.	6,691,583
63,400	Wal-Mart Stores, Inc.	4,848,198

		11,539,781

Food, Beverage & Tobacco – 5.1%
249,000	Altria Group, Inc.(a)	11,439,060
273,500	Kraft Foods Group, Inc.	15,425,400
168,800	PepsiCo, Inc.	15,713,592
80,800	Philip Morris International, Inc.	6,738,720
200	Pinnacle Foods, Inc.	6,530
68,600	Reynolds American, Inc.	4,047,400
356,900	The Coca-Cola Co.(a)	15,225,354

		68,596,056

Health Care Equipment & Services – 2.9%
261,000	Abbott Laboratories(a)(b)	10,854,990
46,400	Baxter International, Inc.	3,330,128

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – (continued)
82,300	Cardinal Health, Inc.	$ 6,165,916
53,300	Covidien PLC	4,610,983
139,300	Medtronic, Inc.	8,629,635
70,800	UnitedHealth Group, Inc.	6,106,500

		39,698,152

Household & Personal Products – 2.6%
200	Herbalife Ltd.	8,750
74,100	Kimberly-Clark Corp.	7,970,937
6,500	Nu Skin Enterprises, Inc. Class A	292,695
325,200	The Procter & Gamble Co.(a)	27,232,248

		35,504,630

Insurance – 4.2%
105,000	American International Group, Inc.(a)	5,672,100
2,500	Arthur J. Gallagher & Co.	113,400
209,100	Mercury General Corp.	10,206,171
280,500	MetLife, Inc.	15,068,460
662,700	Old Republic International Corp.(a)	9,463,356
300	Protective Life Corp.	20,823
166,600	Prudential Financial, Inc.(a)	14,650,804
19,800	StanCorp Financial Group, Inc.	1,250,964

		56,446,078

Materials – 3.3%
12,800	Domtar Corp.	449,664
87,400	E.I. du Pont de Nemours & Co.	6,271,824
294,500	Freeport-McMoRan, Inc.	9,615,425
80,500	International Paper Co.	3,843,070
67,800	LyondellBasell Industries NV Class A	7,367,148
20,000	Packaging Corp. of America	1,276,400
2,400	Rockwood Holdings, Inc.	183,480
13,101	Royal Gold, Inc.	850,744
285,200	The Dow Chemical Co.(a)	14,955,888
2,800	The Scotts Miracle-Gro Co. Class A	154,000
1,200	TimkenSteel Corp.	55,788

		45,023,431

Media – 3.5%
224,200	Cablevision Systems Corp. Class A(a)	3,925,742
16,900	CBS Outdoor Americas, Inc. (REIT)	505,986
4,800	Cinemark Holdings, Inc.	163,392
225,400	Comcast Corp. Class A	12,118,008
15,000	Lamar Advertising Co. Class A	738,750
78,800	Regal Entertainment Group Class A	1,566,544
92,500	The Walt Disney Co.	8,235,275
199,500	Thomson Reuters Corp.	7,263,795
54,100	Time Warner Cable, Inc.	7,762,809
60,701	Time Warner, Inc.	4,565,270

		46,845,571

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 9.9%
220,100	AbbVie, Inc.(a)	$ 12,712,976
700	Alkermes PLC*	30,009
6,400	Alnylam Pharmaceuticals, Inc.*	499,840
89,700	Amgen, Inc.	12,599,262
27,200	Biogen Idec, Inc.*	8,998,032
292,500	Bristol-Myers Squibb Co.	14,970,150
64,600	Celgene Corp.*	6,122,788
258,600	Eli Lilly & Co.	16,770,210
45,100	Gilead Sciences, Inc.*	4,800,895
23,500	Incyte Corp. Ltd.*	1,152,675
600	Intercept Pharmaceuticals, Inc.*	142,014
236,600	Johnson & Johnson	25,219,194
1,800	Medivation, Inc.*	177,966
221,050	Merck & Co., Inc.	13,103,844
561,800	Pfizer, Inc.(a)	16,612,426
3,000	Pharmacyclics, Inc.*	352,290
2,200	Seattle Genetics, Inc.*	81,796

		134,346,367

Real Estate Investment Trust – 2.1%
26,100	American Realty Capital Properties, Inc.	314,766
70,401	American Tower Corp.	6,591,570
50,600	Crown Castle International Corp.	4,074,818
38,500	Duke Realty Corp.	661,430
15,001	Extra Space Storage, Inc.	773,571
138,600	Prologis, Inc.	5,225,220
31,100	Simon Property Group, Inc.	5,113,462
1,401	SL Green Realty Corp.	141,912
14,700	Washington Prime Group, Inc.	256,956
156,900	Weyerhaeuser Co.	4,998,834

		28,152,539

Retailing – 3.8%
33,800	Amazon.com, Inc.*(a)	10,898,472
1,900	DSW, Inc. Class A	57,209
2,500	Foot Locker, Inc.	139,125
79,600	L Brands, Inc.	5,331,608
105,200	Lowe’s Companies, Inc.	5,567,184
7,200	Netflix, Inc.*	3,248,496
2,600	Penske Automotive Group, Inc.	105,534
59,300	Target Corp.	3,716,924
157,000	The Home Depot, Inc.	14,403,180
6,500	The Priceline Group, Inc.*	7,530,770

		50,998,502

Semiconductors & Semiconductor Equipment – 2.9%
43,900	Avago Technologies Ltd.	3,819,300
445,400	Intel Corp.	15,508,828
161,500	Maxim Integrated Products, Inc.	4,883,760
3,900	Skyworks Solutions, Inc.	226,395
307,700	Texas Instruments, Inc.	14,674,213

		39,112,496

Software & Services – 10.0%
57,600	Accenture PLC Class A	4,684,032

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – (continued)
126,600	Automatic Data Processing, Inc.(a)(b)	$ 10,517,928
7,100	Broadridge Financial Solutions, Inc.	295,573
330,200	CA, Inc.	9,225,788
100	CoStar Group, Inc.*	15,554
157,200	Facebook, Inc. Class A*	12,425,088
14,700	Google, Inc. Class A*	8,649,627
14,700	Google, Inc. Class C*	8,487,192
43,400	International Business Machines Corp.	8,238,622
6,400	Leidos Holdings, Inc.	219,712
4,400	LinkedIn Corp. Class A*	914,276
71,000	Mastercard, Inc. Class A	5,248,320
750,950	Microsoft Corp.(a)(b)	34,814,042
6,000	NetSuite, Inc.*	537,240
211,900	Oracle Corp.	8,111,532
38,000	Pandora Media, Inc.*	918,080
294,100	Paychex, Inc.	12,999,220
11,400	ServiceNow, Inc.*	670,092
10,300	Splunk, Inc.*	570,208
33,500	Visa, Inc. Class A	7,147,895
3,900	Workday, Inc. Class A*	321,750
4,700	Yelp, Inc.*	320,775

		135,332,546

Technology Hardware & Equipment – 5.8%
527,200	Apple, Inc.(a)(b)	53,115,400
7,400	AVX Corp.	98,272
294,100	Cisco Systems, Inc.	7,402,497
72,000	Hewlett-Packard Co.	2,553,840
151,400	QUALCOMM, Inc.	11,320,178
78,400	Seagate Technology PLC	4,489,968

		78,980,155

Telecommunication Services – 3.7%
427,528	AT&T, Inc.(a)	15,066,087
321,900	CenturyLink, Inc.	13,162,491
713,801	Frontier Communications Corp.	4,646,844
1,576,100	Windstream Holdings, Inc.	16,990,358

		49,865,780

Transportation – 1.1%
77,300	Delta Air Lines, Inc.	2,794,395
44,500	Union Pacific Corp.	4,824,690
600	United Continental Holdings, Inc.*	28,074
78,600	United Parcel Service, Inc. Class B	7,725,594

		15,372,753

Utilities – 3.8%
157,000	Ameren Corp.(a)	6,017,810
238,000	Duke Energy Corp. (a)	17,795,260
38,900	Entergy Corp.	3,008,137
142,300	PPL Corp.	4,673,132
472,400	TECO Energy, Inc.	8,210,312
259,900	The Southern Co.	11,344,635

		51,049,286

TOTAL INVESTMENTS – 98.0%		$1,326,372,757

OTHER ASSETS IN EXCESS OF LIABILITIES – 2.0%		26,724,051

NET ASSETS – 100.0%		$1,353,096,808

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

S&P 500 E-mini Index	301	December 2014	$29,580,775	$(162,317)

WRITTEN OPTIONS CONTRACTS — At September 30, 2014, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Rate	Expiration Month	Value

S&P 500 Index	2,739	$1,975	September 2014	$(13,695)
	2,655	2,000	December 2014	(9,504,900)

Total (Premiums Received $18,026,973)	5,394			$(9,518,595)

For the period ended September 30, 2014, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2013	2,799	$8,758,071

Contracts written	8,061	26,318,676
Contracts bought to close	(5,466)	(17,049,774)

Contracts Outstanding September 30, 2014	5,394	$18,026,973

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$1,127,989,963

Gross unrealized gain	222,364,778
Gross unrealized loss	(23,981,984)

Net unrealized security gain	$198,382,794

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 92.6%
Australia – 7.6%
192,223	ALS Ltd. (Commercial & Professional Services)	$ 884,534
413,064	AMP Ltd. (Insurance)	1,970,207
203,991	Australia & New Zealand Banking Group Ltd. (Banks)	5,514,324
93,218	Bendigo and Adelaide Bank Ltd. (Banks)	972,268
136,327	BHP Billiton Ltd. (Materials)	4,018,035
136,650	Coca-Cola Amatil Ltd. (Food, Beverage & Tobacco)	1,049,042
30,550	Computershare Ltd. (Software & Services)	324,857
333,637	Dexus Property Group (REIT)	323,941
157,650	Federation Centres Ltd. (REIT)	355,660
246,309	GPT Group (REIT)	834,139
25,529	Iluka Resources Ltd. (Materials)	175,594
351,943	Incitec Pivot Ltd. (Materials)	833,688
1,131,767	Metcash Ltd. (Food & Staples Retailing)	2,606,430
223,807	National Australia Bank Ltd. (Banks)	6,365,883
36,132	Orica Ltd. (Materials)	596,311
10,587	Rio Tinto Ltd. (Materials)	551,329
14,950	Suncorp Group Ltd. (Insurance)	183,756
550,085	Tabcorp Holdings Ltd. (Consumer Services)	1,739,510
345,470	Tatts Group Ltd. (Consumer Services)	951,136
173,047	Toll Holdings Ltd. (Transportation)	853,569
113,320	Woodside Petroleum Ltd. (Energy)	4,023,727

		35,127,940

Austria – 0.1%
11,071	Raiffeisen Bank International AG (Banks)	239,842

Belgium – 2.2%
38,760	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)(a)	4,298,401
110,562	Belgacom SA (Telecommunication Services)	3,849,347
38,754	Telenet Group Holding NV (Media)*(a)	2,227,145

		10,374,893

Bermuda – 0.8%
132,483	Seadrill Ltd. (Energy)	3,539,734

Denmark – 1.2%
30,658	Coloplast A/S Class B (Health Care Equipment & Services)	2,563,872
30,447	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,449,636

Shares	Description	Value
Common Stocks – (continued)
Denmark – (continued)
963	Pandora A/S (Consumer Durables & Apparel)	$ 75,188
95,344	TDC A/S (Telecommunication Services)	722,301
4,753	Tryg A/S (Insurance)	493,100

		5,304,097

Finland – 1.8%
12,202	Fortum OYJ (Utilities)	297,508
31,212	Metso OYJ (Capital Goods)(a)	1,105,762
106,760	Nokia OYJ (Technology Hardware & Equipment)	906,508
11,908	Nokian Renkaat OYJ (Automobiles & Components)	357,294
110,555	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	4,316,696
12,601	Stora Enso OYJ Class R (Materials)	104,545
95,758	UPM-Kymmene OYJ (Materials)	1,361,226

		8,449,539

France – 8.1%
2,865	Airbus Group NV (Capital Goods)	180,095
13,285	Alstom SA (Capital Goods)*	455,558
51,065	AXA SA (Insurance)	1,257,862
20,965	BNP Paribas SA (Banks)(a)	1,391,410
48,313	Bouygues SA (Capital Goods)	1,562,173
10,253	Cap Gemini SA (Software & Services)	735,279
1,534	Casino Guichard Perrachon SA (Food & Staples Retailing)(a)	165,036
38,970	Credit Agricole SA (Banks)	587,415
12,703	Danone SA (Food, Beverage & Tobacco)	850,668
3,628	Edenred (Commercial & Professional Services)	89,398
11,956	Electricite de France SA (Utilities)	392,237
3,579	Eutelsat Communications SA (Media)	115,565
151,278	GDF Suez (Utilities)(a)	3,794,122
2,506	Imerys SA (Materials)	184,735
1,521	Kering (Consumer Durables & Apparel)	306,664
9,504	Lafarge SA (Materials)	683,968
6,921	Lagardere SCA (Media)	185,206
12,448	L’Oreal SA (Household & Personal Products)(a)	1,974,187
8,154	LVMH Moet Hennessy Louis Vuitton SA (Consumer Durables & Apparel)	1,324,064
217,745	Orange SA (Telecommunication Services)	3,249,324
7,175	Pernod-Ricard SA (Food, Beverage & Tobacco)	812,072

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
France – (continued)
7,061	Renault SA (Automobiles & Components)	$ 510,790
106,286	Rexel SA (Capital Goods)	1,984,866
3,108	Safran SA (Capital Goods)	201,503
60,491	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	6,839,757
22,267	Societe Generale SA (Banks)	1,135,792
40,738	Total SA (Energy)(a)	2,637,953
3,926	Unibail-Rodamco SE (REIT)	1,009,601
6,244	Veolia Environnement SA (Utilities)	110,101
33,922	Vinci SA (Capital Goods)	1,968,522
24,646	Vivendi SA (Telecommunication Services)*(a)	595,146

		37,291,069

Germany – 7.1%
1,625	adidas AG (Consumer Durables & Apparel)	121,250
1,287	Axel Springer SE (Media)	70,656
48,743	BASF SE (Materials)	4,446,207
23,554	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	3,277,262
15,144	Bayerische Motoren Werke AG (Automobiles & Components)	1,618,504
74,214	Daimler AG (Registered) (Automobiles & Components)(a)	5,667,494
15,840	Deutsche Bank AG (Registered) (Diversified Financials)	553,093
20,468	Deutsche Boerse AG (Diversified Financials)	1,374,441
28,847	Deutsche Post AG (Registered) (Transportation)	919,500
40,069	E.ON SE (Utilities)	731,727
633	Hugo Boss AG (Consumer Durables & Apparel)	78,912
29,127	K+S AG (Registered) (Materials)	821,658
5,218	MAN SE (Capital Goods)	587,201
5,490	Metro AG (Food & Staples Retailing)*	180,062
59,987	ProSiebenSat.1 Media AG (Registered) (Media)	2,378,203
113,885	RWE AG (Utilities)(a)	4,432,466
33,223	SAP SE (Software & Services)	2,397,692
22,897	Siemens AG (Registered) (Capital Goods)(a)	2,724,561
115,320	Telefonica Deutschland Holding AG (Telecommunication Services)*	601,429

		32,982,318

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – 2.8%
203,400	AIA Group Ltd. (Insurance)	$ 1,049,695
8,900	ASM Pacific Technology Ltd. (Semiconductors & Semiconductor Equipment)	88,022
437,500	BOC Hong Kong Holdings Ltd. (Banks)	1,392,734
42,000	Cheung Kong Holdings Ltd. (Real Estate)	690,897
30,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	210,242
174,000	Galaxy Entertainment Group Ltd. (Consumer Services)	1,010,249
214,000	Global Brands Group Holding Ltd. (Consumer Durables & Apparel)*	47,128
112,000	Hang Lung Properties Ltd. (Real Estate)	318,348
171,852	Henderson Land Development Co. Ltd. (Real Estate)	1,112,541
184,910	Hong Kong & China Gas Co. Ltd. (Utilities)	401,023
92,200	Hong Kong Exchanges and Clearing Ltd. (Diversified Financials)	1,984,489
23,000	Hutchison Whampoa Ltd. (Capital Goods)	278,038
27,000	Hysan Development Co. Ltd. (Real Estate)	124,578
214,000	Li & Fung Ltd. (Consumer Durables & Apparel)	243,080
94,132	MTR Corp. Ltd. (Transportation)	369,122
137,189	New World Development Co. Ltd. (Real Estate)	159,817
115,500	Power Assets Holdings Ltd. (Utilities)	1,020,872
138,800	Sands China Ltd. (Consumer Services)	724,092
155,261	Sino Land Co. Ltd. (Real Estate)	239,332
41,000	SJM Holdings Ltd. (Consumer Services)	78,059
58,200	Swire Properties Ltd. (Real Estate)	181,337
30,500	Techtronic Industries Co. (Consumer Durables & Apparel)	87,951
112,000	Wharf Holdings Ltd. (Real Estate)	795,505
103,600	Wynn Macau Ltd. (Consumer Services)	330,168

		12,937,319

Israel – 0.3%
217,852	Israel Chemicals Ltd. (Materials)	1,564,935

Italy – 2.5%
223,832	Atlantia SpA (Transportation)(a)	5,498,585

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
83,413	Banca Monte dei Paschi di Siena SpA (Banks)*	$ 109,190
215,912	Eni SpA (Energy)	5,122,777
73,429	Intesa Sanpaolo SpA (Banks)	221,662
538,083	Telecom Italia SpA (Telecommunication Services)	475,622

		11,427,836

Japan – 19.0%
45,200	Advantest Corp. (Semiconductors & Semiconductor Equipment)	583,542
17,400	AEON Financial Service Co. Ltd. (Diversified Financials)	372,353
8,300	Aisin Seiki Co. Ltd. (Automobiles & Components)	299,584
8,000	Alfresa Holdings Corp. (Health Care Equipment & Services)	115,168
11,000	Amada Co. Ltd. (Capital Goods)	104,874
258,000	Aozora Bank Ltd. (Banks)	872,405
159,000	Asahi Glass Co. Ltd. (Capital Goods)	862,543
25,000	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	372,339
46,400	Bridgestone Corp. (Automobiles & Components)	1,534,677
115,600	Canon, Inc. (Technology Hardware & Equipment)	3,761,154
21,500	Casio Computer Co. Ltd. (Consumer Durables & Apparel)	359,292
61,000	Dai Nippon Printing Co. Ltd. (Commercial & Professional Services)	612,088
37,000	Daihatsu Motor Co. Ltd. (Automobiles & Components)	587,132
10,900	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	171,283
13,500	Daito Trust Construction Co. Ltd. (Real Estate)	1,596,411
332,000	Daiwa Securities Group, Inc. (Diversified Financials)	2,632,985
28,700	Denso Corp. (Automobiles & Components)	1,324,111
4,900	Eisai Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	198,196
4,200	FANUC Corp. (Capital Goods)	759,582
1,800	Fast Retailing Co. Ltd. (Retailing)	603,166
27,500	Fuji Heavy Industries Ltd. (Automobiles & Components)	910,984

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
61,000	Fukuoka Financial Group, Inc. (Banks)	$ 290,983
40,100	Hino Motors Ltd. (Capital Goods)	561,130
3,000	Hitachi Construction Machinery Co., Ltd. (Capital Goods)	60,397
58,600	Honda Motor Co. Ltd. (Automobiles & Components)	2,010,556
63,200	Hoya Corp. (Technology Hardware & Equipment)	2,122,272
91,000	IHI Corp. (Capital Goods)	471,593
11,500	Iida Group Holdings Co. Ltd. (Consumer Durables & Apparel)	140,663
18,500	Isuzu Motors Ltd. (Automobiles & Components)	261,634
197,100	ITOCHU Corp. (Capital Goods)	2,407,182
20,500	J. Front Retailing Co. Ltd. (Retailing)	268,188
47,200	Japan Airlines Co. Ltd. (Transportation)	1,291,519
19,500	Japan Exchange Group, Inc. (Diversified Financials)	462,859
50,700	Japan Tobacco, Inc. (Food, Beverage & Tobacco)	1,647,518
26,300	JFE Holdings, Inc. (Materials)	525,382
3,000	JGC Corp. (Capital Goods)	81,965
18,500	Kao Corp. (Household & Personal Products)	721,919
64,000	Kawasaki Heavy Industries Ltd. (Capital Goods)	255,874
7,100	KDDI Corp. (Telecommunication Services)	427,109
39,000	Kintetsu Corp. (Transportation)	131,200
29,600	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	392,695
228,000	Kobe Steel Ltd. (Materials)	370,265
38,300	Komatsu Ltd. (Capital Goods)	885,157
24,000	Kubota Corp. (Capital Goods)	380,001
18,000	Kuraray Co. Ltd. (Materials)	211,442
43,400	Kyushu Electric Power Co., Inc. (Utilities)	467,801
11,100	Lawson, Inc. (Food & Staples Retailing)	776,592
5,800	LIXIL Group Corp. (Capital Goods)	123,737
23,000	Marubeni Corp. (Capital Goods)	157,387
22,000	Marui Group Co. Ltd. (Retailing)	181,169
40,900	Mitsubishi Chemical Holdings Corp. (Materials)	201,338
85,600	Mitsubishi Corp. (Capital Goods)	1,753,109
74,000	Mitsubishi Electric Corp. (Capital Goods)	986,508

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
36,000	Mitsubishi Estate Co. Ltd. (Real Estate)	$ 811,343
20,000	Mitsubishi Heavy Industries Ltd. (Capital Goods)	128,757
357,000	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,011,950
139,200	Mitsui & Co. Ltd. (Capital Goods)	2,195,753
69,000	Mitsui Chemicals, Inc. (Materials)*	192,044
41,000	Mitsui Fudosan Co. Ltd. (Real Estate)	1,258,226
794,100	Mizuho Financial Group, Inc. (Banks)	1,417,621
7,800	Murata Manufacturing Co. Ltd. (Technology Hardware & Equipment)	886,590
7,600	Nabtesco Corp. (Capital Goods)	182,063
39,000	NEC Corp. (Technology Hardware & Equipment)	134,799
9,800	Nikon Corp. (Consumer Durables & Apparel)	141,739
800	Nintendo Co. Ltd. (Software & Services)	87,143
90	Nippon Building Fund, Inc. (REIT)	473,915
14,000	Nippon Electric Glass Co. Ltd. (Technology Hardware & Equipment)	68,059
163,500	Nippon Steel & Sumitomo Metal Corp. (Materials)	424,468
368,000	Nippon Yusen Kabushiki Kaisha (Transportation)	970,266
127,000	Nissan Motor Co. Ltd. (Automobiles & Components)	1,229,379
7,300	Nitto Denko Corp. (Materials)	399,720
88,900	Nomura Holdings, Inc. (Diversified Financials)	528,897
162,000	NTT DoCoMo, Inc. (Telecommunication Services)	2,713,212
14,900	NTT Urban Development Corp. (Real Estate)	156,656
56,000	Oji Holdings Corp. (Materials)	212,005
4,300	Olympus Corp. (Health Care Equipment & Services)*	154,201
12,300	Oracle Corp. Japan (Software & Services)	480,089
49,400	Panasonic Corp. (Consumer Durables & Apparel)	588,768
8,300	Rakuten, Inc. (Retailing)	95,545
79,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	848,722
9,300	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	585,575
39,300	Sankyo Co. Ltd. (Consumer Durables & Apparel)	1,408,429

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
14,600	SBI Holdings, Inc. (Diversified Financials)	$ 163,645
13,200	Sega Sammy Holdings, Inc. (Consumer Durables & Apparel)	212,534
21,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	241,351
177,200	Sekisui House Ltd. (Consumer Durables & Apparel)	2,088,434
4,400	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	170,660
98,500	Seven Bank Ltd. (Banks)	401,423
7,400	Shin-Etsu Chemical Co. Ltd. (Materials)	484,842
56,700	Shiseido Co. Ltd. (Household & Personal Products)	935,293
67,100	Showa Shell Sekiyu KK (Energy)	640,162
20,900	SoftBank Corp. (Telecommunication Services)	1,459,842
25,200	Sony Corp. (Consumer Durables & Apparel)	452,270
79,000	Sumitomo Chemical Co. Ltd. (Materials)	282,164
129,600	Sumitomo Corp. (Capital Goods)	1,430,411
61,100	Sumitomo Mitsui Financial Group, Inc. (Banks)	2,489,489
281,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	1,169,932
7,000	Sumitomo Realty & Development Co. Ltd. (Real Estate)	249,393
10,000	Sumitomo Rubber Industries Ltd. (Automobiles & Components)	142,251
4,800	Sysmex Corp. (Health Care Equipment & Services)	193,291
63,000	Taiheiyo Cement Corp. (Materials)	237,612
71,100	Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	3,090,889
11,200	Terumo Corp. (Health Care Equipment & Services)	268,703
29,000	The Bank of Yokohama Ltd. (Banks)	159,466
12,400	The Chugoku Electric Power Co., Inc. (Utilities)	159,012
99,500	The Kansai Electric Power Co., Inc. (Utilities)*	940,183
8,000	The Yokohama Rubber Co. Ltd. (Automobiles & Components)	69,322
55,300	Tohoku Electric Power Co., Inc. (Utilities)	628,505

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
1,200	Tokyo Electron Ltd. (Semiconductors & Semiconductor Equipment)	$ 78,210
84,000	Tokyu Corp. (Transportation)	550,523
28,000	Tokyu Fudosan Holdings Corp. (Real Estate)	192,239
125,000	TonenGeneral Sekiyu KK (Energy)	1,093,406
51,000	Toppan Printing Co. Ltd. (Commercial & Professional Services)	366,514
248,000	Toshiba Corp. (Capital Goods)	1,151,262
4,200	Toyoda Gosei Co. Ltd. (Automobiles & Components)	81,991
2,200	Toyota Industries Corp. (Automobiles & Components)	106,431
57,300	Toyota Motor Corp. (Automobiles & Components)	3,371,485
22,400	Trend Micro, Inc. (Software & Services)	758,986
48,700	USS Co. Ltd. (Retailing)	745,007

		87,704,080

Luxembourg – 0.1%
44,379	ArcelorMittal (Materials)	607,201

Netherlands – 3.9%
8,714	Akzo Nobel NV (Materials)	596,223
127,477	Delta Lloyd NV (Insurance)(a)	3,071,602
4,805	Koninklijke Boskalis Westminster NV (Capital Goods)	270,230
1,663	Koninklijke DSM NV (Materials)	102,538
13,488	Koninklijke Philips NV (Capital Goods)(a)	428,916
154,845	Royal Dutch Shell PLC Class A (Energy)(a)	5,911,061
103,900	Royal Dutch Shell PLC Class B (Energy)	4,107,580
88,285	Unilever NV CVA (Food, Beverage & Tobacco)(a)	3,503,603

		17,991,753

New Zealand – 0.1%
172,630	Auckland International Airport Ltd. (Transportation)	518,625

Norway – 0.8%
154,108	Gjensidige Forsikring ASA (Insurance)	3,259,781
64,713	Orkla ASA (Food, Beverage & Tobacco)	584,935

		3,844,716

Singapore – 0.4%
547,000	CapitaCommercial Trust (REIT)	683,510

Shares	Description	Value
Common Stocks – (continued)
Singapore – (continued)
21,000	City Developments Ltd. (Real Estate)	$ 158,194
254,000	Genting Singapore PLC (Consumer Services)	226,850
197,000	Global Logistic Properties Ltd. (Real Estate)	418,154
183,000	Golden Agri-Resources Ltd. (Food, Beverage & Tobacco)	73,936
10,000	Singapore Airlines Ltd. (Transportation)	76,955
62,000	Wilmar International Ltd. (Food, Beverage & Tobacco)	149,966

		1,787,565

Spain – 4.2%
27,568	Abertis Infraestructuras SA (Transportation)	543,628
34,326	ACS Actividades de Construccion y Servicios SA (Capital Goods)	1,315,699
3,723	Amadeus IT Holding SA Class A (Software & Services)	138,984
367,512	Banco Bilbao Vizcaya Argentaria SA (Banks)	4,423,180
1,033,722	Banco Santander SA (Banks)(a)	9,896,472
19,701	Ferrovial SA (Capital Goods)	381,146
3,042	Repsol SA (Energy)	72,169
160,234	Telefonica SA (Telecommunication Services)(a)	2,474,686

		19,245,964

Sweden – 3.9%
25,228	Boliden AB (Materials)	407,340
49,453	Electrolux ABSeries B (Consumer Durables & Apparel)	1,302,600
124,940	Hennes & Mauritz AB (Retailing)	5,166,269
5,533	Industrivarden AB Class C (Diversified Financials)	96,322
69,815	Nordea Bank AB (Banks)	905,040
103,177	Sandvik AB (Capital Goods)	1,158,816
224,493	Skandinaviska Enskilda Banken AB Class A (Banks)	2,986,799
26,455	Skanska AB Class B (Capital Goods)	545,588
8,910	SKF AB Class B (Capital Goods)	185,491
3,967	Svenska Cellulosa AB SCA (Household & Personal Products)	94,261
11,693	Svenska Handelsbanken AB Class A (Banks)	547,601
139,966	Swedbank AB Class A (Banks)	3,509,721
78,882	Telefonaktiebolaget LM Ericsson (Technology Hardware & Equipment)	994,613
15,913	Volvo AB (Capital Goods)	172,161

		18,072,622

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – 8.5%
34,031	ABB Ltd. (Registered) (Capital Goods)*	$ 761,260
1,994	Cie Financiere Richemont SA (Registered) (Consumer Durables & Apparel)	162,992
130,045	Credit Suisse Group AG (Registered) (Diversified Financials)*	3,597,781
378	Givaudan SA (Registered) (Materials)*	602,532
74,351	Glencore PLC (Materials)*	411,781
5,723	Kuehne + Nagel International AG (Registered) (Transportation)	721,118
137,552	Nestle SA (Registered) (Food, Beverage & Tobacco)(a)	10,108,838
93,124	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)(a)	8,769,337
426	Partners Group Holding AG (Diversified Financials)	111,967
14,127	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	4,171,747
219,074	STMicroelectronics NV (Semiconductors & Semiconductor Equipment)	1,691,403
6,178	Syngenta AG (Registered) (Materials)	1,956,237
20,819	Zurich Insurance Group AG (Insurance)*	6,195,796

		39,262,789

United Kingdom – 17.2%
33,272	Aberdeen Asset Management PLC (Diversified Financials)	214,655
16,870	AMEC PLC (Energy)	301,031
43,939	Anglo American PLC (Materials)	979,919
74,742	Antofagasta PLC (Materials)	869,718
50,287	ARM Holdings PLC (Semiconductors & Semiconductor Equipment)	732,642
16,601	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,189,675
535,025	BAE Systems PLC (Capital Goods)	4,072,435
476,911	Barclays PLC (Banks)	1,754,166
73,753	BHP Billiton PLC (Materials)	2,040,053
103,997	BP PLC ADR (Energy)(a)(b)	4,570,668
68,949	British American Tobacco PLC (Food, Beverage & Tobacco)	3,885,317
44,850	British Land Co. PLC (REIT)	509,648
108,358	Centrica PLC (Utilities)	540,051

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
107,328	Compass Group PLC (Consumer Services)	$ 1,731,115
47,423	Diageo PLC (Food, Beverage & Tobacco)	1,367,781
41,463	easyJet PLC (Transportation)	954,143
630,237	Friends Life Group Ltd. (Insurance)	3,138,589
253,718	G4S PLC (Commercial & Professional Services)	1,028,811
153,189	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(a)(b)	7,042,098
1,085,891	HSBC Holdings PLC (Banks)(a)	11,034,052
452,283	ICAP PLC (Diversified Financials)	2,828,520
36,969	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	1,591,735
40,156	Inmarsat PLC (Telecommunication Services)	455,483
8,177	Land Securities Group PLC (REIT)	137,294
27,368	Legal & General Group PLC (Insurance)	101,270
647,980	Lloyds Banking Group PLC (Banks)*	806,132
132,560	Marks & Spencer Group PLC (Retailing)	866,743
279,518	Melrose Industries PLC (Capital Goods)	1,118,809
54,298	Pearson PLC (Media)	1,091,512
143,385	Persimmon PLC (Consumer Durables & Apparel)*	3,085,302
15,317	Reckitt Benckiser Group PLC (Household & Personal Products)	1,324,272
71,344	Rio Tinto PLC (Materials)	3,495,848
9,279	SABMiller PLC (Food, Beverage & Tobacco)	514,222
27,557	Segro PLC (REIT)	161,738
51,896	SSE PLC (Utilities)	1,299,495
124,464	Standard Chartered PLC (Banks)	2,295,721
48,254	Standard Life PLC (Insurance)	322,874
102,230	Unilever PLC (Food, Beverage & Tobacco)	4,279,137
160,011	Vodafone Group PLC ADR (Telecommunication Services)(a)(b)	5,262,762
51,959	William Hill PLC (Consumer Services)	310,507
56,937	WM Morrison Supermarkets PLC (Food & Staples Retailing)	154,925

		79,460,868

TOTAL COMMON STOCKS		$427,735,705

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Preferred Stocks – 0.2%
Germany – 0.2%
5,593	Bayerische Motoren Werke AG (Automobiles & Components)(a)	$ 453,635
1,129	Porsche Automobil Holding SE (Automobiles & Components)	90,063
484	Volkswagen AG (Automobiles & Components)	99,950

TOTAL PREFERRED STOCKS		$ 643,648

Units	Description	Expiration Month	Value
Right – 0.0%
Spain – 0.0%
367,512	Banco Bilbao Vizcaya Argentaria SA (Banks)*	10/14	$ 36,671

TOTAL INVESTMENTS – 92.8%			$428,416,024

OTHER ASSETS IN EXCESS OF LIABILITIES – 7.2%			33,363,770

NET ASSETS – 100.0%			$461,779,794

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of this security is held as collateral for call options written.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL EQUITY DIVIDEND AND PREMIUM FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	324	December 2014	$13,189,425	$64,579
FTSE 100 Index	56	December 2014	5,996,763	(146,314)
TSE TOPIX Index	47	December 2014	5,684,568	139,108

TOTAL				$57,373

WRITTEN OPTIONS CONTRACTS — At September 30, 2014, the Fund had the following written options:

Call Options	Number of Contracts	Exercise Rate	Expiration Month	Value

Nikkei-225 Stock Average	292	JPY 16,250	December 2014	$(1,211,397)
EURO STOXX 50 Index	2,242	EUR 3,325	December 2014	(1,353,580)
FTSE 100 Index	400	GBP 6,900	December 2014	(191,296)

Total (Premiums Received $3,639,555)	2,934			$(2,756,273)

For the period ended September 30, 2014, the Fund had the following written options activity:

	Number of Contracts	Premiums Received

Contracts Outstanding December 31, 2013	2,440	$3,970,972

Contracts written	8,525	10,355,330
Contracts expired	(3,463)	(5,678,140)
Contracts bought to close	(4,568)	(5,008,607)

Contracts Outstanding September 30, 2014	2,934	$3,639,555

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$447,621,370

Gross unrealized gain	24,939,584
Gross unrealized loss	(44,144,930)

Net unrealized security loss	$(19,205,346)

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 100.1%
Automobiles & Components – 0.9%
58,680	BorgWarner, Inc.	$ 3,087,155
16,019	General Motors Co.	511,647
92,927	Gentex Corp.	2,487,655

		6,086,457

Banks – 4.2%
12,030	Citigroup, Inc.	623,394
7,860	Hancock Holding Co.	251,913
153,495	JPMorgan Chase & Co.	9,246,539
67,338	The PNC Financial Services Group, Inc.	5,762,786
15,761	U.S. Bancorp	659,283
245,185	Wells Fargo & Co.	12,717,746

		29,261,661

Capital Goods – 6.6%
31,608	Alliant Techsystems, Inc.	4,034,445
2,900	Danaher Corp.	220,342
168,234	General Electric Co.	4,310,155
9,481	Honeywell International, Inc.	882,871
3,718	Hyster-Yale Materials Handling, Inc.	266,283
73,341	Illinois Tool Works, Inc.	6,191,391
29,272	Lockheed Martin Corp.	5,350,336
64,168	Raytheon Co.	6,520,752
37,020	Spirit AeroSystems Holdings, Inc. Class A*	1,408,981
20,377	SPX Corp.	1,914,012
9,368	TAL International Group, Inc.*	386,430
23,061	Taser International, Inc.*	356,062
56,217	The Boeing Co.	7,160,922
11,074	Trex Co., Inc.*	382,828
18,029	United Technologies Corp.	1,903,862
26,059	WABCO Holdings, Inc.*	2,370,066
23,184	Watsco, Inc.	1,997,997

		45,657,735

Commercial & Professional Services – 0.3%
17,718	Manpowergroup, Inc.	1,242,032
58,295	Steelcase, Inc. Class A	943,796

		2,185,828

Consumer Durables & Apparel – 3.1%
19,686	Columbia Sportswear Co.(a)	704,365
128,799	Garmin Ltd.(a)	6,696,260
3,479	Harman International Industries, Inc.	341,081
33,386	Hasbro, Inc.	1,836,063
37,611	Newell Rubbermaid, Inc.	1,294,194
81,639	NIKE, Inc. Class B	7,282,199
1,240	NVR, Inc.*	1,401,225
8,780	Universal Electronics, Inc.*	433,469
11,401	Whirlpool Corp.	1,660,556

		21,649,412

Consumer Services – 3.1%
38,746	Boyd Gaming Corp.*	393,659
45,624	Carnival Corp.	1,832,716
24,309	Las Vegas Sands Corp.	1,512,263
6,048	Marriott International, Inc. Class A	422,755

Shares	Description	Value
Common Stocks – (continued)
Consumer Services – (continued)
24,592	Papa John’s International, Inc.	$ 983,434
111,561	Royal Caribbean Cruises Ltd.	7,506,940
17,760	Starbucks Corp.	1,340,170
5,310	Wyndham Worldwide Corp.	431,491
26,107	Wynn Resorts Ltd.	4,884,097
30,793	Yum! Brands, Inc.	2,216,480

		21,524,005

Diversified Financials – 4.6%
12,435	Ameriprise Financial, Inc.	1,534,230
38,603	Berkshire Hathaway, Inc. Class B*	5,332,618
28,423	BGC Partners, Inc. Class A	211,183
101,148	Capital One Financial Corp.	8,255,700
14,465	CBOE Holdings, Inc.	774,239
13,256	Morgan Stanley	458,260
48,038	Piper Jaffray Companies*	2,509,505
163,531	TD Ameritrade Holding Corp.	5,457,030
165,670	The NASDAQ OMX Group, Inc.	7,027,721
18,616	Voya Financial, Inc.	727,886

		32,288,372

Energy – 10.3%
11,675	Apache Corp.	1,095,932
18,486	Baker Hughes, Inc.	1,202,699
35,252	Chevron Corp.	4,206,269
95,472	ConocoPhillips	7,305,517
34,463	Devon Energy Corp.	2,349,687
7,714	EOG Resources, Inc.	763,840
6,150	Exterran Holdings, Inc.	272,507
210,977	Exxon Mobil Corp.	19,842,387
56,364	Green Plains, Inc.	2,107,450
5,681	Helmerich & Payne, Inc.	556,000
42,992	Hess Corp.	4,055,005
65,836	Marathon Petroleum Corp.	5,574,334
69,543	Occidental Petroleum Corp.	6,686,559
20,582	PBF Energy, Inc. Class A	493,968
38,803	Phillips 66	3,155,072
184,718	Spectra Energy Corp.	7,252,029
63,035	Valero Energy Corp.	2,916,629
20,542	Western Refining, Inc.	862,559
9,138	Whiting Petroleum Corp.*	708,652

		71,407,095

Food & Staples Retailing – 1.7%
123,232	CVS Health Corp.	9,808,035
31,304	Safeway, Inc.	1,073,727
4,392	The Andersons, Inc.	276,169
4,040	Wal-Mart Stores, Inc.	308,939

		11,466,870

Food, Beverage & Tobacco – 3.8%
67,825	Archer-Daniels-Midland Co.	3,465,857
29,998	Keurig Green Mountain, Inc.	3,903,640
19,866	Lancaster Colony Corp.	1,694,172
21,314	Mead Johnson Nutrition Co.	2,050,833
254,314	Pilgrim’s Pride Corp.*	7,771,836
55,648	Sanderson Farms, Inc.(a)	4,894,242
65,319	Tyson Foods, Inc. Class A	2,571,609

		26,352,189

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Health Care Equipment & Services – 4.2%
93,269	Abbott Laboratories	$ 3,879,058
12,250	Becton, Dickinson and Co.	1,394,172
205,911	Boston Scientific Corp.*	2,431,809
20,463	Cardinal Health, Inc.	1,533,088
36,357	McKesson Corp.	7,077,617
128,246	Medtronic, Inc.	7,944,840
75,971	St. Jude Medical, Inc.	4,568,136

		28,828,720

Household & Personal Products – 1.3%
75,060	Kimberly-Clark Corp.	8,074,204
8,185	The Procter & Gamble Co.	685,412
4,862	USANA Health Sciences, Inc.*(a)	358,135

		9,117,751

Insurance – 3.6%
7,679	Allied World Assurance Co. Holdings AG	282,894
22,584	Amtrust Financial Services, Inc.(a)	899,295
4,418	Argo Group International Holdings Ltd.	222,270
15,047	Aspen Insurance Holdings Ltd.	643,560
8,630	Endurance Specialty Holdings Ltd.	476,203
17,026	Marsh & McLennan Companies, Inc.	891,141
12,012	MetLife, Inc.	645,285
64,085	Prudential Financial, Inc.	5,635,635
87,595	Reinsurance Group of America, Inc.	7,018,987
82,165	The Travelers Companies, Inc.	7,718,580
10,305	Unum Group	354,286

		24,788,136

Materials – 4.0%
375,957	Alcoa, Inc.	6,049,148
5,471	Allegheny Technologies, Inc.	202,974
27,315	Ball Corp.	1,728,220
23,744	Globe Specialty Metals, Inc.	431,903
67,675	Graphic Packaging Holding Co.*	841,200
18,209	Kaiser Aluminum Corp.	1,387,890
66,105	LyondellBasell Industries NV Class A	7,182,969
14,360	Minerals Technologies, Inc.	886,156
74,710	Olin Corp.	1,886,428
6,258	Packaging Corp. of America	399,386
30,447	PPG Industries, Inc.	5,990,143
25,080	SunCoke Energy, Inc.*	563,046

		27,549,463

Media – 1.8%
81,873	Comcast Corp. Class A(a)	4,394,916
18,406	DIRECTV*	1,592,487
14,898	Regal Entertainment Group Class A(a)	296,172
10,943	Time Warner Cable, Inc.	1,570,211
62,130	Viacom, Inc. Class B	4,780,282

		12,634,068

Shares	Description	Value
Common Stocks – (continued)
Pharmaceuticals, Biotechnology & Life Sciences – 12.3%
77,032	AbbVie, Inc.	$ 4,449,368
15,723	Actavis PLC*	3,793,645
28,864	Alexion Pharmaceuticals, Inc.*	4,786,228
19,843	Amgen, Inc.	2,787,148
19,258	Biogen Idec, Inc.*	6,370,739
48,696	Cambrex Corp.*	909,641
13,570	Celgene Corp.*	1,286,165
126,346	Gilead Sciences, Inc.*	13,449,532
154,500	Johnson & Johnson	16,468,155
13,325	Mallinckrodt PLC*(a)	1,201,249
207,870	Merck & Co., Inc.	12,322,534
31,704	PDL BioPharma, Inc.(a)	236,829
308,068	Pfizer, Inc.	9,109,571
16,654	Pharmacyclics, Inc.*	1,955,679
56,956	Seattle Genetics, Inc.*	2,117,624
4,670	United Therapeutics Corp.*	600,796
28,865	Vertex Pharmaceuticals, Inc.*	3,241,828

		85,086,731

Real Estate – 2.0%
53,031	American Tower Corp. (REIT)	4,965,293
15,622	Apartment Investment & Management Co. Class A (REIT)	497,092
41,224	CBRE Group, Inc. Class A*	1,226,002
16,546	Equity Lifestyle Properties, Inc. (REIT)	700,889
13,450	Equity Residential (REIT)	828,251
28,074	Extra Space Storage, Inc. (REIT)	1,447,776
21,406	Public Storage (REIT)	3,549,968
20,195	The Geo Group, Inc. (REIT)	771,893

		13,987,164

Retailing – 4.8%
10,897	AutoZone, Inc.*	5,553,291
57,272	GameStop Corp. Class A(a)	2,359,607
178,063	Liberty Interactive Corp. Series A*	5,078,357
16,726	Lowe’s Companies, Inc.	885,140
37,334	O’Reilly Automotive, Inc.*	5,613,540
169,864	The Gap, Inc.	7,081,630
5,544	The Priceline Group, Inc.*	6,423,168
2,503	TripAdvisor, Inc.*	228,824

		33,223,557

Semiconductors & Semiconductor Equipment – 4.3%
18,548	Advanced Energy Industries, Inc.*	348,517
181,233	Broadcom Corp. Class A	7,325,438
41,761	Intel Corp.	1,454,118
42,708	Lam Research Corp.	3,190,288
260,998	Micron Technology, Inc.*	8,941,791
78,832	SunPower Corp.*(a)	2,670,828
117,298	Texas Instruments, Inc.	5,593,942

		29,524,922

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Software & Services – 11.0%
89,702	Activision Blizzard, Inc.	$ 1,864,905
51,964	Adobe Systems, Inc.*	3,595,389
31,239	Amdocs Ltd.	1,433,244
25,773	Aspen Technology, Inc.*	972,158
9,155	Constant Contact, Inc.*	248,467
76,505	eBay, Inc.*	4,332,478
99,882	Electronic Arts, Inc.*	3,556,798
11,331	Google, Inc. Class A*	6,667,274
11,331	Google, Inc. Class C*	6,542,066
7,365	IAC/InterActiveCorp	485,353
92,280	Mastercard, Inc. Class A	6,821,338
36,898	Mentor Graphics Corp.	756,225
226,546	Microsoft Corp.	10,502,673
269,900	Oracle Corp.	10,331,772
17,420	Pandora Media, Inc.*	420,867
10,026	Shutterstock, Inc.*	715,656
89,564	Take-Two Interactive Software, Inc.*	2,066,241
12,293	VeriSign, Inc.*	677,590
6,244	VistaPrint NV*(a)	342,109
11,116	VMware, Inc. Class A*	1,043,125
567,717	Xerox Corp.	7,510,896
50,292	Zillow, Inc. Class A*(a)	5,833,369

		76,719,993

Technology Hardware & Equipment – 6.5%
130,410	Apple, Inc.	13,138,807
58,531	Benchmark Electronics, Inc.*	1,299,974
337,676	Corning, Inc.	6,530,654
24,038	EchoStar Corp. Class A*	1,172,093
10,830	EMC Corp.	316,886
3,680	Harris Corp.	244,352
257,204	Hewlett-Packard Co.	9,123,026
25,521	Lexmark International, Inc. Class A	1,084,663
226,269	Polycom, Inc.*	2,779,715
17,810	SanDisk Corp.	1,744,489
28,228	Seagate Technology PLC	1,616,575
64,770	Western Digital Corp.	6,303,416

		45,354,650

Telecommunication Services – 0.2%
13,828	AT&T, Inc.	487,299
15,679	CenturyLink, Inc.	641,080
11,270	Verizon Communications, Inc.	563,387

		1,691,766

Transportation – 3.1%
24,642	Alaska Air Group, Inc.	1,072,913
14,103	Allegiant Travel Co.	1,743,977
154,374	American Airlines Group, Inc.	5,477,190
11,928	ArcBest Corp.	444,914
15,629	CSX Corp.	501,066
50,462	Delta Air Lines, Inc.	1,824,201
3,220	FedEx Corp.	519,869
51,198	Hertz Global Holdings, Inc.*	1,299,917
149,985	JetBlue Airways Corp.*	1,592,841
5,745	Saia, Inc.*	284,722

Shares	Description	Value
Common Stocks – (continued)
Transportation – (continued)
32,171	Southwest Airlines Co.	$ 1,086,415
30,565	Spirit Airlines, Inc.*	2,113,264
19,376	Union Pacific Corp.	2,100,746
16,477	United Parcel Service, Inc. Class B	1,619,524

		21,681,559

Utilities – 2.4%
9,873	American Water Works Co., Inc.	476,175
113,422	Edison International	6,342,558
68,958	Entergy Corp.	5,332,522
136,313	Exelon Corp.	4,646,910
8,986	Great Plains Energy, Inc.	217,192

		17,015,357

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE		$695,083,461

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(b)(c) – 3.4%
Goldman Sachs Financial Square Money Market Fund – FST Shares
23,642,309	0.053%	$ 23,642,309

TOTAL INVESTMENTS – 103.5%		$718,725,770

LIABILITIES IN EXCESS OF OTHER ASSETS – (3.5)%		(24,299,361)

NET ASSETS – 100.0%		$694,426,409

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(c)	Represents an affiliated issuer.

Investment Abbreviation:
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS U.S. TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$552,332,902

Gross unrealized gain	169,062,929
Gross unrealized loss	(2,670,061)

Net unrealized security gain	$166,392,868

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – 91.9%
Australia – 7.7%
104,509	Australia & New Zealand Banking Group Ltd. (Banks)	$ 2,825,107
95,495	BC Iron Ltd. (Materials)	134,774
47,857	BHP Billiton Ltd. (Materials)	1,410,514
30,957	BlueScope Steel Ltd. (Materials)*	146,571
13,824	BT Investment Management Ltd. (Diversified Financials)	74,364
15,839	Challenger Ltd. (Diversified Financials)	98,565
4,501	Commonwealth Bank of Australia (Banks)	296,358
357,317	Dexus Property Group (REIT)	346,933
229,535	GPT Group (REIT)	777,333
40,421	Macquarie Group Ltd. (Diversified Financials)	2,033,962
38,244	National Australia Bank Ltd. (Banks)	1,087,798
22,980	NIB Holdings Ltd. (Insurance)	58,436
138,010	Origin Energy Ltd. (Energy)	1,804,909
21,792	Premier Investments Ltd. (Retailing)	195,840
38,948	Ramsay Health Care Ltd. (Health Care Equipment & Services)	1,706,708
2,605	REA Group Ltd. (Media)	98,537
41,587	Rio Tinto Ltd. (Materials)	2,165,687
122,870	Santos Ltd. (Energy)	1,469,606
59,665	Sonic Healthcare Ltd. (Health Care Equipment & Services)	915,543
387,712	Telstra Corp. Ltd. (Telecommunication Services)	1,798,898
91,229	Westpac Banking Corp. (Banks)	2,561,115
54,356	Woodside Petroleum Ltd. (Energy)	1,930,054

		23,937,612

Austria – 0.3%
25,921	ams AG (Semiconductors & Semiconductor Equipment)	980,051
4,299	Austria Technologie & Systemtechnik AG (Technology Hardware & Equipment)	49,590
2,430	CAT Oil AG (Energy)	46,051

		1,075,692

Belgium – 0.8%
6,916	Anheuser-Busch InBev NV (Food, Beverage & Tobacco)	766,970
8,779	Euronav NV (Energy)*	99,436
28,206	KBC Groep NV (Banks)*	1,497,345

		2,363,751

Bermuda – 0.1%
29,270	Catlin Group Ltd. (Insurance)	246,806
15,753	Hiscox Ltd. (Insurance)	160,889

		407,695

China – 0.1%
64,000	AAC Technologies Holdings, Inc. (Technology Hardware & Equipment)	370,828

Shares	Description	Value
Common Stocks – (continued)
Denmark – 0.7%
445	A.P. Moller - Maersk A/S Class B (Transportation)	$ 1,054,136
9,877	GN Store Nord A/S (Health Care Equipment & Services)	217,421
5,510	Novo Nordisk A/S Class B (Pharmaceuticals, Biotechnology & Life Sciences)	262,341
15,151	Vestas Wind Systems A/S (Capital Goods)*	590,702

		2,124,600

Finland – 3.4%
3,125	Aktia Bank OYJ (Banks)	38,624
71,246	Elisa OYJ (Telecommunication Services)	1,887,408
83,234	Fortum OYJ (Utilities)	2,029,406
75,406	Neste Oil OYJ (Energy)	1,552,437
315,034	Nokia OYJ (Technology Hardware & Equipment)	2,674,979
50,612	Orion OYJ Class B (Pharmaceuticals, Biotechnology & Life Sciences)	1,976,180
8,632	Rautaruukki OYJ (Materials)*	121,582
12,815	Tieto OYJ (Software & Services)	322,874

		10,603,490

France – 9.0%
40,355	AXA SA (Insurance)	994,047
34,896	BNP Paribas SA (Banks)	2,315,985
32,668	Bouygues SA (Capital Goods)	1,056,301
985	Compagnie de Saint-Gobain (Capital Goods)	45,006
26,635	Compagnie Generale des Etablissements Michelin Class B (Automobiles & Components)	2,508,770
134,669	Credit Agricole SA (Banks)	2,029,934
13,661	Fonciere Des Regions (REIT)	1,230,456
10,418	Gecina SA (REIT)	1,366,085
2,429	Ipsen SA (Pharmaceuticals, Biotechnology & Life Sciences)	119,436
54,053	Legrand SA (Capital Goods)	2,808,783
297,239	Natixis (Banks)	2,044,981
169,040	Orange SA (Telecommunication Services)	2,522,518
24,447	Plastic Omnium SA (Automobiles & Components)	583,731
4,324	Renault SA (Automobiles & Components)	312,797
24,451	Sanofi (Pharmaceuticals, Biotechnology & Life Sciences)	2,764,691
5,699	Schneider Electric SE (Capital Goods)	437,241
24,855	Technicolor SA (Registered) (Media)*	162,129
4,921	Thales SA (Capital Goods)	261,906
42,392	Total SA (Energy)(a)	2,745,056
34,300	Vinci SA (Capital Goods)	1,990,458

		28,300,311

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Georgia – 0.1%
5,381	Bank of Georgia Holdings PLC (Banks)	$ 213,730

Germany – 6.0%
6,330	Allianz SE (Registered) (Insurance)	1,021,864
10,981	Axel Springer SE (Media)	602,854
21,816	BASF SE (Materials)	1,989,998
15,296	Bayer AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	2,128,259
42,402	Celesio AG (Health Care Equipment & Services)	1,407,811
11,033	Continental AG (Automobiles & Components)	2,089,950
594	Daimler AG (Registered) (Automobiles & Components)	45,362
78,952	Deutsche Post AG (Registered) (Transportation)	2,516,599
36,267	Dialog Semiconductor PLC (Semiconductors & Semiconductor Equipment)*	1,012,607
22,764	Drillisch AG (Telecommunication Services)	762,876
24,719	E.ON SE (Utilities)	451,410
5,967	Elmos Semiconductor AG (Semiconductors & Semiconductor Equipment)	112,052
47,591	Freenet AG (Telecommunication Services)	1,233,991
3,968	Fresenius Medical Care AG & Co. KGaA (Health Care Equipment & Services)	276,392
706	Henkel AG & Co. KGaA (Household & Personal Products)	65,837
1,971	KUKA AG (Capital Goods)	118,876
4,970	Merck KGaA (Pharmaceuticals, Biotechnology & Life Sciences)	456,820
24,382	Nordex SE (Capital Goods)*	445,329
4,580	ProSiebenSat.1 Media AG (Registered) (Media)	181,575
21,334	Rhoen Klinikum AG (Health Care Equipment & Services)	645,727
931	STRATEC Biomedical AG (Health Care Equipment & Services)	48,318
13,751	Symrise AG (Materials)	730,446
8,620	United Internet AG (Registered) (Software & Services)	365,991
1,345	XING AG (Software & Services)	142,938

		18,853,882

Hong Kong – 4.1%
168,000	AIA Group Ltd. (Insurance)	867,005
81,500	BOC Hong Kong Holdings Ltd. (Banks)	259,446
396,000	Brightoil Petroleum Holdings Ltd. (Energy)*	123,545
92,000	Cheung Kong Holdings Ltd. (Real Estate)	1,513,394

Shares	Description	Value
Common Stocks – (continued)
Hong Kong – (continued)
115,000	Cheung Kong Infrastructure Holdings Ltd. (Utilities)	$ 805,929
27,000	CLP Holdings Ltd. (Utilities)	216,882
16,100	Hang Seng Bank Ltd. (Banks)	258,355
502,700	Hong Kong & China Gas Co. Ltd. (Utilities)	1,090,229
171,000	Hutchison Whampoa Ltd. (Capital Goods)	2,067,152
150,000	IT Ltd. (Retailing)	50,378
140,000	Le Saunda Holdings Ltd. (Consumer Durables & Apparel)	64,547
99,600	MGM China Holdings Ltd. (Consumer Services)	287,010
1,867,000	Noble Group Ltd. (Capital Goods)	1,898,104
100,000	SJM Holdings Ltd. (Consumer Services)	190,388
54,000	Sun Hung Kai & Co. Ltd. (Diversified Financials)	38,563
164,000	Sun Hung Kai Properties Ltd. (Real Estate)	2,327,020
35,000	Swire Pacific Ltd. Class A (Real Estate)	450,534
32,000	Wheelock & Co. Ltd. (Real Estate)	152,643
70,000	Wynn Macau Ltd. (Consumer Services)	223,087

		12,884,211

India – 0.1%
18,291	Vedanta Resources PLC (Materials)	294,719

Ireland – 1.1%
38,332	Shire PLC (Pharmaceuticals, Biotechnology & Life Sciences)	3,307,348
51,264	Total Produce PLC (Food & Staples Retailing)	63,454

		3,370,802

Israel – 0.0%
6,854	Mizrahi Tefahot Bank Ltd. (Banks)*	81,931

Italy – 2.7%
6,149	ASTM SpA (Transportation)	82,331
625,808	Banca Popolare di Milano Scarl (Banks)*	501,319
122,139	Banco Popolare SC (Banks)*	1,778,754
12,564	Credito Emiliano SpA (Banks)	103,479
27,209	Enel SpA (Utilities)	143,939
3,493	ERG SpA (Energy)	43,037
6,429	Esprinet SpA (Technology Hardware & Equipment)	50,993
1,626	Exor SpA (Diversified Financials)	62,859
1,012,504	Intesa Sanpaolo SpA (Banks)	2,965,394
200,071	Iren SpA (Utilities)	250,867
131,653	Mediaset SpA (Media)*	501,842
137,577	UniCredit SpA (Banks)	1,080,789

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Italy – (continued)
121,738	Unione di Banche Italiane SCpA (Banks)	$ 1,017,475

		8,583,078

Japan – 20.4%
3,000	ABC-Mart, Inc. (Retailing)	153,223
19,800	Accordia Golf Co. Ltd. (Consumer Services)	207,852
14,200	AEON Financial Service Co. Ltd. (Diversified Financials)	303,874
2,800	Aisin Seiki Co. Ltd. (Automobiles & Components)	101,064
92,000	Ajinomoto Co., Inc. (Food, Beverage & Tobacco)	1,529,962
10,000	Alfresa Holdings Corp. (Health Care Equipment & Services)	143,961
2,900	Alpine Electronics, Inc. (Consumer Durables & Apparel)	47,883
21,000	Amada Co. Ltd. (Capital Goods)	200,215
19,200	AOKI Holdings, Inc. (Retailing)	220,967
3,500	Asahi Group Holdings Ltd. (Food, Beverage & Tobacco)	101,242
177,400	Astellas Pharma, Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	2,642,120
14,400	Bandai Namco Holdings, Inc. (Consumer Durables & Apparel)	370,458
8,200	Brother Industries Ltd. (Technology Hardware & Equipment)	151,537
32,000	Calbee, Inc. (Food, Beverage & Tobacco)	1,045,893
31,500	Canon Marketing Japan, Inc. (Retailing)	606,808
6,500	Casio Computer Co. Ltd. (Consumer Durables & Apparel)(a)	108,623
3,800	Central Japan Railway Co. (Transportation)	512,577
27,800	Chubu Electric Power Co., Inc. (Utilities)*	319,156
1,800	Chugai Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	52,102
431,000	Clarion Co. Ltd. (Consumer Durables & Apparel)*(a)	1,888,476
1,100	Cosmos Pharmaceutical Corp. (Food & Staples Retailing)	139,340
31,000	Daido Metal Co. Ltd. (Automobiles & Components)	403,123
28,000	Daihen Corp. (Capital Goods)	108,862
119,500	Daiichi Sankyo Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,877,826
105,500	Daiwa House Industry Co. Ltd. (Real Estate)	1,895,298
41,000	Daiwa Securities Group, Inc. (Diversified Financials)	325,158
12,000	East Japan Railway Co. (Transportation)	898,833
2,000	Eizo Corp. (Technology Hardware & Equipment)	46,125

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
4,000	Electric Power Development Co. Ltd. (Utilities)	$ 130,701
4,500	Ezaki Glico Co. Ltd. (Food, Beverage & Tobacco)	155,182
24,000	Fuji Heavy Industries Ltd. (Automobiles & Components)	795,040
14,700	FUJIFILM Holdings Corp. (Technology Hardware & Equipment)	451,688
7,000	Fujitsu General Ltd. (Consumer Durables & Apparel)	85,988
314,000	Fujitsu Ltd. (Software & Services)	1,932,535
1,200	Fuyo General Lease Co. Ltd. (Diversified Financials)	46,897
63,500	Hazama Ando Corp. (Capital Goods)	406,029
12,500	Heiwa Real Estate Co. Ltd. (Real Estate)	196,921
2,800	HIS Co. Ltd. (Consumer Services)	74,724
30,300	Hitachi Capital Corp. (Diversified Financials)	728,672
68,000	Hitachi Ltd. (Technology Hardware & Equipment)	519,522
49,500	Honda Motor Co. Ltd. (Automobiles & Components)	1,698,337
2,500	IBJ Leasing Co. Ltd. (Diversified Financials)	58,197
10,000	IT Holdings Corp. (Software & Services)	174,787
4,900	ITOCHU Corp. (Capital Goods)	59,844
2,400	Jafco Co. Ltd. (Diversified Financials)	86,543
53,400	Japan Airlines Co. Ltd. (Transportation)	1,461,167
3,000	Japan Aviation Electronics Industry Ltd. (Technology Hardware & Equipment)	68,430
4,600	Japan Digital Laboratory Co. Ltd. (Technology Hardware & Equipment)	85,155
10,200	JTEKT Corp. (Capital Goods)	170,967
45,500	Kao Corp. (Household & Personal Products)	1,775,531
165,000	Kawasaki Kisen Kaisha Ltd. (Transportation)	350,960
6,500	KDDI Corp. (Telecommunication Services)	391,015
7,000	Kinden Corp. (Capital Goods)	71,987
56,700	Kirin Holdings Co. Ltd. (Food, Beverage & Tobacco)	752,224
67,100	Kitz Corp. (Capital Goods)	334,873
21,900	Konica Minolta, Inc. (Technology Hardware & Equipment)	236,751
4,500	Kuroda Electric Co. Ltd. (Capital Goods)	65,993
4,100	Kyocera Corp. (Technology Hardware & Equipment)	191,499
17,800	Kyokuto Securities Co. Ltd. (Diversified Financials)	291,402

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
6,800	Kyoritsu Maintenance Co. Ltd. (Consumer Services)	$ 276,256
7,700	Kyushu Electric Power Co., Inc. (Utilities)	82,997
3,600	Mandom Corp. (Household & Personal Products)	124,123
5,400	Melco Holdings, Inc. (Technology Hardware & Equipment)	103,074
126,000	Mitsubishi Electric Corp. (Capital Goods)	1,679,730
520,900	Mitsubishi UFJ Financial Group, Inc. (Banks)	2,935,644
102,300	Mitsui & Co. Ltd. (Capital Goods)	1,613,689
43,000	Mitsui Fudosan Co. Ltd. (Real Estate)	1,319,603
290,000	Mitsui Mining & Smelting Co. Ltd. (Materials)	772,311
278,000	Nippon Express Co. Ltd. (Transportation)	1,164,352
69,700	Nippon Light Metal Holdings Co. Ltd. (Materials)	100,413
19,700	Nippon Telegraph & Telephone Corp. (Telecommunication Services)	1,221,681
35,900	Nissan Motor Co. Ltd. (Automobiles & Components)	347,517
2,400	Nissin Foods Holdings Co. Ltd. (Food, Beverage & Tobacco)	124,615
64,600	Nomura Holdings, Inc. (Diversified Financials)	384,328
2,500	NS Solutions Corp. (Software & Services)	74,431
86,000	NTN Corp. (Capital Goods)	388,503
22,500	NTT Data Corp. (Software & Services)	811,623
21,000	Ricoh Co. Ltd. (Technology Hardware & Equipment)	225,610
3,000	Riso Kagaku Corp. (Technology Hardware & Equipment)	97,214
13,200	Rohm Co. Ltd. (Semiconductors & Semiconductor Equipment)	831,138
2,700	Rohto Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	36,209
5,400	Roland DG Corp. (Technology Hardware & Equipment)	222,469
13,000	Sankyu, Inc. (Transportation)	69,476
7,500	Santen Pharmaceutical Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	420,007
53,000	Sapporo Holdings Ltd. (Food, Beverage & Tobacco)	203,808
50,300	Seiko Epson Corp. (Technology Hardware & Equipment)	2,423,601
19,000	Sekisui Chemical Co. Ltd. (Consumer Durables & Apparel)	218,366
28,900	Seven & I Holdings Co. Ltd. (Food & Staples Retailing)	1,120,927

Shares	Description	Value
Common Stocks – (continued)
Japan – (continued)
57,200	Shionogi & Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	$ 1,312,773
7,900	Showa Corp. (Automobiles & Components)	86,527
174,000	Showa Denko KK (Materials)	228,348
17,000	SKY Perfect JSAT Holdings, Inc. (Media)	99,894
11,800	SoftBank Corp. (Telecommunication Services)	824,217
14,000	Suminoe Textile Co. Ltd. (Consumer Durables & Apparel)	43,908
43,500	Sumitomo Corp. (Capital Goods)	480,115
139,100	Sumitomo Dainippon Pharma Co. Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)	1,774,593
40,500	Sumitomo Electric Industries Ltd. (Automobiles & Components)	599,554
15,000	Sumitomo Heavy Industries Ltd. (Capital Goods)	84,485
21,700	Sumitomo Mitsui Financial Group, Inc. (Banks)	884,155
202,000	Sumitomo Mitsui Trust Holdings, Inc. (Banks)	841,019
8,500	T&D Holdings, Inc. (Insurance)	109,224
7,800	The Chugoku Electric Power Co., Inc. (Utilities)	100,024
28,200	The Dai-ichi Life Insurance Co. Ltd. (Insurance)	418,902
24,600	The Kansai Electric Power Co., Inc. (Utilities)*	232,447
12,000	The Nippon Road Co. Ltd. (Capital Goods)	67,251
11,700	Tohoku Electric Power Co., Inc. (Utilities)	132,975
18,000	Tokyo Tatemono Co. Ltd. (Real Estate)	145,852
26,800	Toyota Motor Corp. (Automobiles & Components)	1,576,890
2,300	TPR Co. Ltd. (Automobiles & Components)	55,455
9,800	Tv Tokyo Holdings Corp. (Media)	194,541
51,600	Unicharm Corp. (Household & Personal Products)	1,176,037
2,900	Wacom Co. Ltd. (Technology Hardware & Equipment)(a)	12,514
43,400	West Japan Railway Co. (Transportation)	1,942,274
29,400	Yamaha Motor Co. Ltd. (Automobiles & Components)	576,088

		63,645,896

Luxembourg – 0.1%
14,441	Aperam (Materials)*	450,717

Netherlands – 4.6%
6,326	AMG Advanced Metallurgical Group NV (Materials)*	54,643

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Netherlands – (continued)
7,659	ASM International NV (Semiconductors & Semiconductor Equipment)	$ 278,110
12,541	BinckBank NV (Diversified Financials)	124,856
5,125	Eurocommercial Properties NV CVA (Real Estate)	225,690
9,459	Heineken Holding NV (Food, Beverage & Tobacco)	624,527
127,308	ING Groep NV CVA (Banks)*	1,809,583
90,336	Koninklijke Ahold NV (Food & Staples Retailing)	1,461,245
376,004	PostNL NV (Transportation)*	1,620,209
109,921	Royal Dutch Shell PLC Class A (Energy)	4,196,161
76,198	Royal Dutch Shell PLC Class B (Energy)	3,012,410
1,481	Vastned Retail NV (REIT)	67,790
35,125	Wolters Kluwer NV (Media)	936,690

		14,411,914

Norway – 2.9%
13,288	DNB ASA (Banks)	248,673
47,005	Gjensidige Forsikring ASA (Insurance)	994,277
85,559	Kongsberg Automotive ASA (Automobiles & Components)*	89,064
43,198	Marine Harvest ASA (Food, Beverage & Tobacco)	604,193
341,451	Norsk Hydro ASA (Materials)	1,908,985
49,336	Orkla ASA (Food, Beverage & Tobacco)	445,943
89,177	Statoil ASA (Energy)	2,427,913
14,758	Telenor ASA (Telecommunication Services)	323,901
43,207	Yara International ASA (Materials)	2,169,513

		9,212,462

Portugal – 0.4%
284,479	EDP - Energias de Portugal SA (Utilities)	1,240,514

Singapore – 0.8%
204,000	Cityspring Infrastructure Trust (Utilities)	79,166
56,504	DBS Group Holdings Ltd. (Banks)	814,931
80,000	Fortune Real Estate Investment Trust (REIT)	71,635
17,000	Jardine Cycle & Carriage Ltd. (Retailing)	571,320
120,000	Singapore Telecommunications Ltd. (Telecommunication Services)	357,205
6,000	United Overseas Bank Ltd. (Banks)	105,184
69,000	UOL Group Ltd. (Real Estate)	357,156

		2,356,597

Shares	Description	Value
Common Stocks – (continued)
Spain – 4.1%
2,482	ACS Actividades de Construccion y Servicios SA (Capital Goods)	$ 95,134
79,899	Amadeus IT Holding SA Class A (Software & Services)	2,982,733
70,257	Banco Bilbao Vizcaya Argentaria SA (Banks)	845,576
31,184	Banco Santander SA (Banks)	298,544
7,739	Bankinter SA (Banks)	65,423
49,112	Endesa SA (Utilities)	1,939,528
72,980	Ferrovial SA (Capital Goods)	1,411,911
36,419	Gamesa Corp. Tecnologica SA (Capital Goods)*	400,285
65,638	Gas Natural SDG SA (Utilities)	1,930,853
6,472	Grupo Catalana Occidente SA (Insurance)	189,399
93,447	Iberdrola SA (Utilities)	667,949
23,745	Mediaset Espana Comunicacion SA (Media)*	294,688
65,213	Repsol SA (Energy)	1,547,118

		12,669,141

Sweden – 2.4%
4,588	Axfood AB (Food & Staples Retailing)	237,411
4,019	Hennes & Mauritz AB (Retailing)	166,186
216,928	Nordea Bank AB (Banks)	2,812,126
137,904	Skandinaviska Enskilda Banken AB Class A (Banks)	1,834,763
94,475	Swedbank AB Class A (Banks)	2,369,010

		7,419,496

Switzerland – 6.2%
19,312	Actelion Ltd. (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	2,261,938
1,906	Autoneum Holding AG (Automobiles & Components)*	298,093
3,776	Basilea Pharmaceutica (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	376,183
24	Chocoladefabriken Lindt & Spruengli AG (Registered) (Food, Beverage & Tobacco)	1,422,459
3,524	EMS-Chemie Holding AG (Registered) (Materials)	1,458,219
5,140	Geberit AG (Registered) (Capital Goods)	1,656,689
1,380	Helvetia Holding AG (Registered) (Insurance)	668,234
5,582	Kudelski SA (Technology Hardware & Equipment)	72,536
92,554	Logitech International SA (Registered) (Technology Hardware & Equipment)*	1,185,157
1,606	Lonza Group AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)*	193,516

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Description	Value
Common Stocks – (continued)
Switzerland – (continued)
9,857	Nestle SA (Registered) (Food, Beverage & Tobacco)	$ 724,401
14,028	Novartis AG (Registered) (Pharmaceuticals, Biotechnology & Life Sciences)	1,320,994
75,899	OC Oerlikon Corp. AG (Registered) (Capital Goods)*	941,669
12,762	Roche Holding AG (Pharmaceuticals, Biotechnology & Life Sciences)	3,757,500
10,556	Schweizerische National-Versicherungs-Gesellschaft (Registered) (Insurance)	920,065
2,636	Swiss Life Holding AG (Registered) (Insurance)*	628,143
17,358	Swiss Re AG (Insurance)*	1,381,391
1,267	U-Blox AG (Semiconductors & Semiconductor Equipment)*	155,953

		19,423,140

United Kingdom – 13.8%
16,828	Aberdeen Asset Management PLC (Diversified Financials)	108,566
4,294	Admiral Group PLC (Insurance)	89,052
39,201	African Barrick Gold PLC (Materials)	139,049
33,796	AstraZeneca PLC (Pharmaceuticals, Biotechnology & Life Sciences)	2,421,917
69,647	BAE Systems PLC (Capital Goods)	530,130
54,919	Barclays PLC (Banks)	202,002
4,289	Berkeley Group Holdings PLC (Consumer Durables & Apparel)	155,774
17,962	BHP Billiton PLC (Materials)	496,840
6,399	Bodycote PLC (Capital Goods)	69,221
111,258	BP PLC ADR (Energy)	4,889,789
68,589	British American Tobacco PLC (Food, Beverage & Tobacco)	3,865,031
27,422	BT Group PLC (Telecommunication Services)	168,207
14,449	Cobham PLC (Capital Goods)	68,023
15,032	Diageo PLC (Food, Beverage & Tobacco)	433,555
78,621	easyJet PLC (Transportation)	1,809,221
58,626	GlaxoSmithKline PLC ADR (Pharmaceuticals, Biotechnology & Life Sciences)(b)	2,695,037
36,733	Hammerson PLC (REIT)	341,010
36,398	Hikma Pharmaceuticals PLC (Pharmaceuticals, Biotechnology & Life Sciences)	1,019,701
82,959	Home Retail Group PLC (Retailing)	223,430
219,100	HSBC Holdings PLC (Banks)	2,226,338
5,923	IG Group Holdings PLC (Diversified Financials)	56,970
26,588	IMI PLC (Capital Goods)	528,729
63,862	Imperial Tobacco Group PLC (Food, Beverage & Tobacco)	2,749,639

Shares	Description	Value
Common Stocks – (continued)
United Kingdom – (continued)
50,446	InterContinental Hotels Group PLC (Consumer Services)	$ 1,945,261
119,083	Intermediate Capital Group PLC (Diversified Financials)	756,164
181,719	ITV PLC (Media)	610,153
21,924	Land Securities Group PLC (REIT)	368,110
93,620	Lavendon Group PLC (Capital Goods)	306,200
104,522	Mondi PLC (Materials)	1,704,604
31,754	National Grid PLC (Utilities)	456,461
9,667	Next PLC (Retailing)	1,034,708
810	Rank Group PLC (Consumer Services)	2,114
29,344	Reckitt Benckiser Group PLC (Household & Personal Products)	2,537,014
9,999	Rio Tinto PLC (Materials)	489,950
49,452	Rolls-Royce Holdings PLC (Capital Goods)*	769,654
37,298	Severn Trent PLC (Utilities)	1,133,201
147,133	Standard Chartered PLC (Banks)	2,713,847
9,260	STV Group PLC (Media)	54,193
12,330	TalkTalk Telecom Group PLC (Telecommunication Services)	59,683
25,784	Tetragon Financial Group Ltd. (Diversified Financials)	279,839
217,857	TUI Travel PLC (Consumer Services)	1,371,154
26,766	Unilever PLC (Food, Beverage & Tobacco)	1,120,370
1,246	Vodafone Group PLC ADR (Telecommunication Services)	40,981

		43,040,892

TOTAL COMMON STOCKS		$287,337,101

Preferred Stocks – 0.9%
Germany – 0.9%
14,255	Henkel AG & Co. KGaA (Household & Personal Products)	$ 1,419,119
16,189	Porsche Automobil Holding SE (Automobiles & Components)	1,291,440
6,224	Sixt SE (Transportation)	160,128

TOTAL PREFERRED STOCKS		$ 2,870,687

Units	Description	Expiration Month	Value
Right – 0.0%
Spain – 0.0%
70,257	Banco Bilbao Vizcaya Argentaria SA (Banks)*	10/14	$ 7,010

TOTAL INVESTMENTS BEFORE SECURITIES LENDING REINVESTMENT VEHICLE			$290,214,798

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

Shares	Distribution Rate	Value
Securities Lending Reinvestment Vehicle(c)(d) – 0.8%
Goldman Sachs Financial Square Money Market Fund – FST Shares
2,374,006	0.053%	$ 2,374,006

TOTAL INVESTMENTS – 93.6%		$292,588,804

OTHER ASSETS IN EXCESS OF LIABILITIES – 6.4%		20,126,539

NET ASSETS – 100.0%		$312,715,343

The percentage shown for each investment category reflects the value of investments in that category as a percentage of net assets.

*	Non-income producing security.

(a)	All or a portion of security is on loan.

(b)	All or a portion of security is segregated as collateral for initial margin requirements on futures transactions.

(c)	Variable rate security. Interest rate or distribution rate disclosed is that which is in effect at September 30, 2014.

(d)	Represents an affiliated issuer.

Investment Abbreviations:
ADR	— American Depositary Receipt
CVA	— Dutch Certification
REIT	— Real Estate Investment Trust

For information on the mutual funds, please call our toll-free Shareholder Services Line at 1-800-526-7384 or visit us on the web at www.GSAMFUNDS.com.

GOLDMAN SACHS INTERNATIONAL TAX-MANAGED EQUITY FUND

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

ADDITIONAL INVESTMENT INFORMATION

FUTURES CONTRACTS — At September 30, 2014, the Fund had the following futures contracts:

Type	Number of Contracts Long (Short)	Expiration Date	Current Value	Unrealized Gain (Loss)

EURO STOXX 50 Index	105	December 2014	$4,274,351	$(3,230)
FTSE 100 Index	18	December 2014	1,927,531	(48,927)
Hang Seng Index	1	October 2014	146,944	(5,862)
MSCI Singapore Index	2	October 2014	115,795	(637)
SPI 200 Index	6	December 2014	693,830	(19,839)
TSE TOPIX Index	16	December 2014	1,935,172	32,665

TOTAL				$(45,830)

TAX INFORMATION — At September 30, 2014, the Fund’s aggregate security unrealized gains and losses based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$253,996,469

Gross unrealized gain	43,063,012
Gross unrealized loss	(4,470,677)

Net unrealized security gain	$38,592,335

Additional information regarding the Fund is available in the Fund’s most recent Annual and Semi-Annual Reports to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS

Investment Valuation — The Funds’ valuation policy is to value investments at fair value.

Investments and Fair Value Measurements — The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). Accounting principles generally accepted in the United States of America (“GAAP”) establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). The levels used for classifying investments are not necessarily an indication of the risk associated with investing in these investments. The three levels of the fair value hierarchy are described below:

Level 1 — Unadjusted quoted prices in active markets that are accessible at the measurement date for identical, unrestricted assets or liabilities;

Level 2 — Quoted prices in markets that are not active or financial instruments for which significant inputs are observable (including, but not limited to, quoted prices for similar investments, interest rates, foreign exchange rates, volatility and credit spreads), either directly or indirectly;

Level 3 — Prices or valuations that require significant unobservable inputs (including Goldman Sachs Asset Management, L.P. (“GSAM”) assumptions in determining fair value measurement).

The Trustees have adopted Valuation Procedures that govern the valuation of the portfolio investments held by the Funds, including investments for which market quotations are not readily available. The Trustees have delegated to GSAM day-to-day responsibility for implementing and maintaining internal controls and procedures related to the valuation of the Funds’ portfolio investments. To assess the continuing appropriateness of pricing sources and methodologies, GSAM regularly performs price verification procedures and issues challenges as necessary to third party pricing vendors or brokers, and any differences are reviewed in accordance with the Valuation Procedures.

A. Level 1 and Level 2 Fair Value Investments — The valuation techniques and significant inputs used in determining the fair values for investments classified as Level 1 and Level 2 are as follows:

Equity Securities — Equity securities and investment companies traded on a United States (“U.S.”) securities exchange or the NASDAQ system, or those located on certain foreign exchanges, including but not limited to the Americas, are valued daily at their last sale price or official closing price on the principal exchange or system on which they are traded. If no sale occurs, equity securities and exchange traded investment companies are valued at the last bid price for long positions and at the last ask price for short positions. Investments in investment companies (other than those that are exchange traded) are valued at the net assets value (“NAV”) on the valuation date. To the extent these investments are actively traded, they are classified as Level 1 of the fair value hierarchy, otherwise they are generally classified as Level 2.

Unlisted equity securities for which market quotations are available are valued at the last sale price on the valuation date, or if no sale occurs, at the last bid price. Securities traded on certain foreign securities exchanges are valued daily at fair value determined by an independent fair value service (if available) under Valuation Procedures approved by the Trustees and consistent with applicable regulatory guidance. The independent fair value service takes into account multiple factors including, but not limited to, movements in the securities markets, certain depositary receipts, futures contracts and foreign currency exchange rates that have occurred subsequent to the close of the foreign securities exchange. These investments are generally classified as Level 2 of the fair value hierarchy.

Derivative Contracts — A derivative is an instrument whose value is derived from underlying assets, indices, reference rates or a combination of these factors.

Exchange-traded derivatives, including futures contracts, typically fall within Level 1 of the fair value hierarchy. Over-the-counter (“OTC”) and centrally cleared derivatives are valued using market transactions and other market evidence, including market-based inputs to models, calibration to market-clearing transactions, broker or dealer quotations, or other alternative pricing sources. Where models are used, the selection of a particular model to value OTC and centrally cleared derivatives depends upon the contractual terms of, and specific risks inherent in, the instrument, as well as the availability of pricing information in the market. Valuation models require a variety of inputs, including contractual terms, market prices, yield curves, credit curves, measures of volatility, voluntary and involuntary prepayment rates, loss severity rates and correlations of such inputs. For OTC and centrally cleared derivatives that trade in liquid markets, model inputs can generally be verified and model selection does not involve significant management judgment. OTC and centrally cleared derivatives are classified within Level 2 of the fair value hierarchy when significant inputs are corroborated by market evidence.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

i. Futures Contracts — Futures contracts are contracts to buy or sell a standardized quantity of a specified commodity or security and are valued based on exchanged settlement prices or independent market quotes. Futures contracts are valued at the last settlement price, or in the absence of a sale, the last bid price for long positions and at the last ask price for short positions, at the end of each day on the board of trade or exchange upon which they are traded. Upon entering into a futures contract, a Fund deposits cash or securities in an account on behalf of the broker in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by a Fund equal to the daily change in the contract value and are recorded as variation margin receivable or payable with a corresponding offset to unrealized gains or losses.

ii. Options — When a Fund writes call or put options, an amount equal to the premium received is recorded as a liability and is subsequently marked-to-market to reflect the current value of the option written. Swaptions are options on interest rate swap contracts.

Upon the purchase of a call option or a put option by a Fund, the premium paid is recorded as an investment and subsequently marked-to-market to reflect the current value of the option. Certain options may be purchased with premiums to be determined on a future date. The premiums for these options are based upon implied volatility parameters at specified terms.

B. Level 3 Fair Value Investments — To the extent that the aforementioned significant inputs are unobservable, or if quotations are not readily available, or if GSAM believes that such quotations do not accurately reflect fair value, the fair value of the Funds’ investments may be determined under Valuation Procedures approved by the Trustees. GSAM, consistent with its procedures and applicable regulatory guidance, may make an adjustment to the most recent valuation prices of either domestic or foreign securities in light of significant events to reflect what it believes to be the fair value of the securities at the time of determining a Fund’s NAV. Significant events which could affect a large number of securities in a particular market may include, but are not limited to: significant fluctuations in U.S. or foreign markets; market dislocations; market disruptions; or unscheduled market closings. Significant events which could also affect a single issuer may include, but are not limited to: corporate actions such as reorganizations, mergers and buy-outs; ratings downgrades; and bankruptcies.

C. Fair Value Hierarchy — The following is a summary of the Funds’ investments and derivatives classified in the fair value hierarchy as of September 30, 2014.

U.S. EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$1,326,372,757	$—	$—

Derivative Type
Liabilities
Futures Contracts(b)	$(162,317)	$—	$—
Written Options	(9,518,595)	—	—
Total	$(9,680,912)	$—	$—

INTERNATIONAL EQUITY DIVIDEND AND PREMIUM

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$103,993,899	$—
Australia	—	35,646,565	—
Europe	16,875,528	268,360,298	—
North America	—	3,539,734	—
Total	$16,875,528	$411,540,496	$—

Derivative Type
Assets(b)
Futures Contracts	$203,687	$—	$—
Liabilities
Futures Contracts(b)	$(146,314)	$—	$—
Written Options	(2,756,273)	—	—
Total	$(2,902,587)	$—	$—

U.S. TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
North America	$695,083,461	$—	$—
Securities Lending Reinvestment Vehicle	23,642,309	—	—
Total	$718,725,770	$—	$—

INTERNATIONAL TAX-MANAGED EQUITY

Investment Type	Level 1	Level 2	Level 3
Assets
Common Stock and/or Other Equity Investments(a)
Asia	$—	$79,634,182	$—
Australia	—	23,937,612	—
Europe	7,625,807	178,609,502	—
North America	—	407,695	—
Securities Lending Reinvestment Vehicle	2,374,006	—	—
Total	$9,999,813	$282,588,991	$—

Derivative Type
Assets(b)
Futures Contracts	$32,665	$—	$—
Liabilities(b)
Futures Contracts	$(78,495)	$—	$—

(a)	Amounts are disclosed by continent to highlight the impact of time zone differences between local market close and the calculation of net asset value. Security valuations are based on the principal exchange or system on which they are traded, which may differ from country of domicile. The Funds utilize fair value model prices provided by an independent fair value service for international equities, resulting in a Level 2 classification.

(b)	Amount shown represents unrealized gain (loss) at period end.

GOLDMAN SACHS TAX-ADVANTAGED EQUITY FUNDS

Schedule of Investments (continued)

September 30, 2014 (Unaudited)

NOTES TO THE SCHEDULE OF INVESTMENTS (continued)

For further information regarding security characteristic see the Schedule of Investments.

Securities Lending — Pursuant to exemptive relief granted by the Securities and Exchange Commission (“SEC”) and the terms and conditions contained therein, the Funds may lend their securities through a securities lending agent, Goldman Sachs Agency Lending (“GSAL”), a wholly-owned subsidiary of Goldman Sachs, to certain qualified borrowers including Goldman Sachs and affiliates. In accordance with the Funds’ securities lending procedures, the Funds receive cash collateral at least equal to the market value of the securities on loan. The market value of the loaned securities is determined at the close of business of the Funds, at their last sale price or official closing price on the principal exchange or system on which they are traded, and any additional required collateral is delivered to the Funds on the next business day. As with other extensions of credit, the Funds may experience delay in the recovery of their securities or incur a loss should the borrower of the securities breach its agreement with the Funds or become insolvent at a time when the collateral is insufficient to cover the cost of repurchasing securities on loan.

The Funds invest the cash collateral received in connection with securities lending transactions in the Goldman Sachs Financial Square Money Market Fund (“Money Market Fund”), an affiliated series of the Trust. The Money Market Fund is registered under the Act as an open end investment company, is subject to Rule 2a-7 under the Act, and is managed by GSAM, for which GSAM may receive an investment advisory fee of up to 0.205% on an annualized basis of the average daily net assets of the Money Market Fund.

Both the Funds and GSAL received compensation relating to the lending of the Funds’ securities.

The Funds’ risks include, but are not limited to, the following:

Foreign Custody Risk — A Fund that invests in foreign securities may hold such securities and foreign currency with foreign banks, agents, and securities depositories appointed by the Fund’s custodian (each a “Foreign Custodian”). Some foreign custodians may be recently organized or new to the foreign custody business. In some countries, Foreign Custodians may be subject to little or no regulatory oversight or independent evaluation of their operations. Further, the laws of certain countries may place limitations on a Fund’s ability to recover its assets if a Foreign Custodian enters bankruptcy. Investments in emerging markets may be subject to greater custody risks than investments in more developed markets. Custody services in emerging market countries are very often undeveloped and may be considerably less well regulated than in more developed countries, and thus may not afford the same level of investor protection as would apply in developed countries.

Large Shareholder Transactions Risk — A Fund may experience adverse effects when certain large shareholders, such as other funds, institutional investors (including those trading by use of non-discretionary mathematical formulas), financial intermediaries (who may make investment decisions on behalf of underlying clients and/or include a Fund in their investment model), individuals, accounts and Goldman Sachs affiliates, purchase or redeem large amounts of shares of a Fund. Such large shareholder redemptions may cause the Fund to sell portfolio securities at times when it would not otherwise do so, which may negatively impact a Fund’s NAV and liquidity. Similarly, large Fund share purchases may adversely affect a Fund’s performance to the extent that a Fund is delayed in investing new cash and is required to maintain a larger cash position than it ordinarily would. These transactions may also accelerate the realization of taxable income to shareholders if such sales of investments resulted in gains, and may also increase transaction costs. In addition, a large redemption could result in a Fund’s current expenses being allocated over a smaller asset base, leading to an increase in the Fund’s expense ratio.

Liquidity Risk — The Funds may make investments that are illiquid or that may become less liquid in response to market developments or adverse investor perceptions. Illiquid investments may be more difficult to value. Liquidity risk may also refer to the risk that a Fund will not be able to pay redemption proceeds within the allowable time period because of unusual market conditions, an unusually high volume of redemption requests, or other reasons. To meet redemption requests, a Fund may be forced to sell investments at an unfavorable time and/or under unfavorable conditions.

Market and Credit Risks — In the normal course of business, the Funds trade financial instruments and enter into financial transactions where risk of potential loss exists due to changes in the market (market risk). Additionally, the Funds may also be exposed to credit risk in the event that an issuer or guarantor fails to perform or that an institution or entity with which the Funds have unsettled or open transactions defaults.

Investing in foreign markets may involve special risks and considerations not typically associated with investing in the U.S. Foreign securities may be subject to risk of loss because of more or less foreign government regulation, less public information and less economic, political and social stability in the countries in which the Fund invests. Loss may also result from the imposition of exchange controls, confiscations and other government restrictions by the United States or other governments, or from problems in registration, settlement or custody. Foreign risk also involves the risk of negative foreign currency rate fluctuations, which may cause the value of securities denominated in such foreign currency (or other instruments through which the Fund has exposure to foreign currencies) to decline in value. Currency exchange rates may fluctuate significantly over short periods of time. To the extent that the Fund also invests in securities of issuers located in emerging markets, these risks may be more pronounced.

Item 2.	Controls and Procedures.

(a) The Registrant’s President/Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the Registrant’s disclosure controls and procedures as of the Evaluation Date.

(b) There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 3.	Exhibits.

(a) Separate certifications for the President/Principal Executive Officer and the Principal Financial Officer of the Registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Goldman Sachs Trust

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ James A. McNamara
James A. McNamara, President/Principal Executive Officer

Date November 26, 2014

By (Signature and Title)*	/s/ Scott McHugh
Scott McHugh Principal Financial Officer

Date November 26, 2014

*	Print the name and title of each signing officer under his or her signature.